Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Noncurrent Assets [Abstract]
Summary of Other Assets

As at December 31,	2017	2016

Equity Investments	37	35
Long-Term Receivables	11	15
Prepaids	9	5
Other	14	1
	71	56